Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		$ 90,268		$ 89,809
Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,146		17,596		$ 17,700
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,862
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,298
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,193
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		834
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,097
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		31,212		31,650		32,100
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22,019		22,568
Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		937		1,247		13,000
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		36,634		37,639
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,562		3,184
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,260
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,505		4,893
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,402
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,343
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,467
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,339		1,677
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		86,830		85,972
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17,321		16,753
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,599
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,057
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,125
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		834
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,851
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		30,590		30,933
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		21,492		21,896
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		937		1,247
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		35,121		35,362
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,150		2,151
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,152
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,163		4,423
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,402
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,035
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,209
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,861		1,676
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,055		3,541
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		611		649
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		136
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		164
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		67
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		236
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		568		679
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		519		645
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,420		2,213
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		401		1,033
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		91
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		285		416
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		309
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		254
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		456		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets						432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		383		295	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		215		194	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		127
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		77
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		11
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		53		38	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7		26
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0		0	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		93		64	[1]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		11		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		57		54
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22		1	[1]
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets	[2]					1,308
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	[3]	383
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		215
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		127
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		77
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		53
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		93
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22
Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1,054)		(1,146)
Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(116)		(110)
Allowance for expected credit loss | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(43)		(38)
Allowance for expected credit loss | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(8)
Allowance for expected credit loss | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(26)
Allowance for expected credit loss | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)
Allowance for expected credit loss | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(37)		(37)
Allowance for expected credit loss | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(31)		(28)
Allowance for expected credit loss | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(36)		(35)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(17)		(10)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(7)		(7)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(176)		(148)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(59)		(50)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(7)		(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		(3)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(32)		(25)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(26)		(19)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(19)		(19)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)		(2)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)		(5)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(183)		(193)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(23)		(25)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(5)		(8)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(16)		(15)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(12)		(7)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		(695)		(806)		(706)	[2]
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(34)	[3]	(34)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(34)		(30)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(25)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		92,486		89,809
UBS AG | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		18,146		17,596		17,700
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,862
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,298
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,193
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		834
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,097
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		31,212		31,650		32,100
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22,019		22,568
UBS AG | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		937		1,247		13,000
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		38,851		37,639
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,562		3,183
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,260
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,505		4,893
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,402
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,343
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,467
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,339		1,677
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		89,048		89,809
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17,321		17,596
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,599
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,057
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,125
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		834
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,851
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		30,590		31,650
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		21,492		21,896
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		937		1,247
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		37,338		37,639
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,150		2,151
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,152
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4,163		4,422
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,402
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7,035
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,209
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		2,861		1,677
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		3,055		3,541
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		611		649
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		136
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		164
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		67
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		236
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		568		679
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		519		645
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		1,420		2,213
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		401		1,033
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		91
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		285		416
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		309
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		254
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		456		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets						432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		383		295	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		215		194	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		127
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		77
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		11
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		53		38	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		7		27
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0		0	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		93		64	[1]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		11		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		17
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		57		54
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		4
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22		1	[1]
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets	[2]					1,308
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments	[3]	383
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		215
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		127
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		77
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		53
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		93
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Provisions for off-balance sheet financial instruments		22
UBS AG | Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1,054)		(1,146)
UBS AG | Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(116)		(110)
UBS AG | Allowance for expected credit loss | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(43)		(38)
UBS AG | Allowance for expected credit loss | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(8)
UBS AG | Allowance for expected credit loss | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(26)
UBS AG | Allowance for expected credit loss | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)
UBS AG | Allowance for expected credit loss | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(37)		(37)
UBS AG | Allowance for expected credit loss | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(31)		(28)
UBS AG | Allowance for expected credit loss | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(36)		(35)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(17)		(10)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(7)		(7)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
UBS AG | Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(176)		(148)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(59)		(50)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(7)		(6)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		(3)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(32)		(25)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(26)		(19)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(19)		(19)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)		(2)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)		(5)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Financial assets		(183)		(193)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(23)		(25)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		(5)		(8)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(4)		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(16)		(15)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		(12)		(7)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(1)		(2)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		(2)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Financial assets		(695)		(806)		$ (706)	[2]
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		(34)	[3]	(34)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Financial assets		(34)		(30)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(6)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		(25)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Financial assets		$ 0		$ 0

[1]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

[2]	December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.
[3]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9